Annual Total Returns [BarChart] - iShares 0-5 Year Investment Grade Corporate Bond ETF - iShares 0-5 Year Investment Grade Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	1.36%
Annual Return 2015	1.11%
Annual Return 2016	2.15%
Annual Return 2017	2.13%
Annual Return 2018	1.16%
Annual Return 2019	6.08%
Annual Return 2020	4.67%